JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 98.3%(a)
Alabama — 0.4%
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,310

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	490	521

Arizona — 2.1%
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031(b)	260	273
Series 2021A, Rev., 4.00%, 12/15/2041(b)	250	274
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030(b)	250	279
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 4.00%, 7/15/2030(b)	755	838
Arizona State University, Green Bond Series 2015A, Rev., 5.00%, 7/1/2028	75	88
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,459
La Paz County Industrial Development Authority, Harmony Public School Project
Rev., 4.00%, 2/15/2041	420	472
Rev., 4.00%, 2/15/2046	335	374
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	254
University of Arizona (The), Stimulus Plan for Economic and Educational Development
Series 2020A, Rev., 5.00%, 8/1/2025	250	297
Series 2020A, Rev., 5.00%, 8/1/2027	750	944

Total Arizona		6,552

California — 4.6%
California Community College Financing Authority, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047(b)	500	543
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2021	100	100
Rev., 3.00%, 8/1/2022	100	104
Rev., 3.00%, 8/1/2025	50	54
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 4.00%, 12/1/2026(b)	100	108
Series 2021A, Rev., 5.00%, 12/1/2027(b)	50	57
Series 2021A, Rev., 5.00%, 12/1/2028(b)	60	70
Series 2021A, Rev., 5.00%, 12/1/2029(b)	100	117
Series 2021A, Rev., 5.00%, 12/1/2031(b)	65	77
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	492
California Public Finance Authority, Enso Village Project, Green Bond
Series 2021B-1, Rev., 3.13%, 5/15/2029(b)(c)	300	303
Series 2021A, Rev., 5.00%, 11/15/2036(b)(c)	300	343
Series 2021A, Rev., 5.00%, 11/15/2046(b)(c)	300	335
California School Finance Authority, Kipp Socal Projects
Series 2020A, Rev., 5.00%, 7/1/2027(b)	80	98
Series 2020A, Rev., 5.00%, 7/1/2028(b)	110	137
Series 2020A, Rev., 5.00%, 7/1/2029(b)	140	178
Series 2020A, Rev., 5.00%, 7/1/2030(b)	100	129
Series 2020A, Rev., 4.00%, 7/1/2040(b)	295	344
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	2,803
Contra Costa County Public Financing Authority, Capital Projects Series 2021A, Rev., 4.00%, 6/1/2038	4,185	5,107
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Series 2021A-1, Rev., 2.88%, 8/1/2041(b)	1,000	1,009
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056(b)	500	543

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2035	500		668
Series 2020A, Rev., 5.00%, 7/1/2036	500		666
State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series B, Rev., 3.50%, 12/1/2045	385		411

Total California			14,796

Colorado — 3.7%
Aspen Fire Protection District
COP, 4.00%, 12/1/2034	200		237
COP, 4.00%, 12/1/2035	225		266
COP, 4.00%, 12/1/2036	350		411
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 4.00%, 12/1/2031	525		559
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2027	35		40
Rev., 4.00%, 5/1/2029	35		40
Rev., 4.00%, 5/1/2030	30		34
Rev., 4.00%, 5/1/2031	30		34
Rev., 4.00%, 5/1/2041	90		102
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030(b)	595		630
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project Rev., 5.00%, 9/1/2022	470		497
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2034(b)	300		342
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	270		303
Series 2020H, Class I, Rev., GNMA COLL, 3.00%, 5/1/2050	995		1,076
Series 2020B, Rev., 3.75%, 5/1/2050	1,985		2,192
Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.56%, 7/1/2021(d)	950		947
IDK PARTNERS III Trust, Mortgage Pass-Through Series 1999A, Rev., 5.10%, 1/0/1900‡	—	(e)	—	(e)
Pueblo City Schools GO, 5.00%, 12/15/2031	3,000		3,959

Total Colorado			11,669

Connecticut — 2.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series D-1, Rev., 1.35%, 5/15/2022	175		177
Series D-1, Rev., 1.45%, 5/15/2023	1,020		1,041
Series D-1, Rev., 1.50%, 11/15/2023	1,220		1,250
Series 2020A-1, Rev., 3.50%, 11/15/2045	1,270		1,415
Series A-1, Rev., 4.00%, 11/15/2045	210		222
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	770		836
Subseries A-1, Rev., 4.00%, 11/15/2047	265		288
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024(f)	225		233
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250		306
University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250		1,570

Total Connecticut			7,338

Delaware — 0.9%
Delaware Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200		2,681
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	105		105

Total Delaware			2,786

District of Columbia — 2.3%
District of Columbia, Gallaudet University Project
Rev., 5.00%, 4/1/2027	150		185
Rev., 5.00%, 4/1/2028	160		202
Series 2021A, Rev., 4.00%, 4/1/2033	165		200
Series 2021A, Rev., 4.00%, 4/1/2034	160		192
Series 2021A, Rev., 4.00%, 4/1/2035	200		238
Series 2021A, Rev., 4.00%, 4/1/2036	200		239

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031(b)	400	480
District of Columbia, Two Rivers Public Charter School, Inc.
Rev., 3.00%, 6/1/2030	1,000	1,034
Rev., 5.00%, 6/1/2040	1,000	1,184
Rev., 5.00%, 6/1/2050	500	583
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500	1,745
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,182

Total District of Columbia		7,464

Florida — 8.5%
Broward County Water & Sewer Utility Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,883
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2035	1,000	1,097
Rev., 4.00%, 9/1/2040	1,000	1,116
City of Port St. Lucie, Utility System Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,772
County of Broward, Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	903
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Rev., 4.00%, 7/1/2027	290	331
Rev., 4.00%, 7/1/2028	150	172
Rev., 4.00%, 7/1/2029	155	176
Rev., 4.00%, 7/1/2030	215	242
Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	500	574
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 4.00%, 6/1/2026	110	121
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,262
Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,241
Palm Beach County Health Facilities Authority, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021(g)	1,100	1,126
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	612
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,589
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,682
St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	736

Total Florida		26,635

Georgia — 1.7%
Albany-Dougherty Inner City Authority, State University Projects
Rev., 5.00%, 7/1/2027	335	414
Rev., 5.00%, 7/1/2028	350	442
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029(f)	500	638
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860	1,034
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 2.38%, 1/1/2031	500	536
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031(b)	415	463
Series 2021B, Rev., 5.00%, 1/1/2036(b)	500	609
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., 4.00%, 12/1/2047	415	448
Series B, Rev., 4.00%, 12/1/2047	790	858

Total Georgia		5,442

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value($000)
Guam — 0.2%
Guam Government Waterworks Authority, Water and Wastewater System (Guam)
Rev., 5.00%, 7/1/2023	375	408
Rev., 5.00%, 7/1/2024	300	338

Total Guam		746

Illinois — 4.6%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	71	72
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	93	93
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	437
Illinois Finance Authority, Plymouth Place, Inc.
Series 2021A, Rev., 5.00%, 5/15/2032	135	166
Series 2021A, Rev., 5.00%, 5/15/2033	145	177
Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,760	1,958
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	600	644
Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	594
Southern Illinois University, Housing and Auxiliary Facilities System
Series 2021A, Rev., 4.00%, 4/1/2027	775	905
Series 2021A, Rev., 4.00%, 4/1/2028	715	846
Series 2021A, Rev., 4.00%, 4/1/2029	400	478
Series 2021A, Rev., 4.00%, 4/1/2030	525	633
Series 2021A, Rev., 4.00%, 4/1/2031	500	608
Series 2021A, Rev., 5.00%, 4/1/2032	375	488
Series 2021A, Rev., 5.00%, 4/1/2033	300	389
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2026	250	299
Rev., 5.00%, 4/15/2027	365	447
Rev., 5.00%, 4/15/2028	390	489
Rev., 5.00%, 4/15/2029	290	370
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2035	1,170	1,527
GO, 5.00%, 12/15/2036	1,460	1,897
GO, 4.00%, 12/15/2037	1,000	1,173

Total Illinois		14,690

Indiana — 3.6%
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030(b)	570	585
County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,224
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 4.00%, 10/1/2034(c)	165	193
Rev., 4.00%, 10/1/2035(c)	220	256
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,328
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Rev., 5.00%, 6/1/2031	100	128
Rev., 4.00%, 6/1/2033	110	129
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,972
Indiana Housing and Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2021	5	5
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	990	1,096
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021B, Rev., 4.00%, 4/1/2024	500	507
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,199

Total Indiana		11,622

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Iowa — 1.2%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195	218
Rev., 5.00%, 9/1/2030	110	122
Rev., 5.00%, 9/1/2031	105	116
Rev., 5.00%, 9/1/2036	445	485
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,240	1,324
Iowa Student Loan Liquidity Corp., Student Loan
Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,173
Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	377

Total Iowa		3,815

Louisiana — 0.6%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	856
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031(b)	450	503
Series 2021A, Rev., 5.00%, 6/1/2041(b)	525	570

Total Louisiana		1,929

Maine — 0.7%
City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	470
Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village
Series 2020A, Rev., 4.00%, 7/1/2024	250	276
Series 2020A, Rev., 4.00%, 7/1/2028	860	1,025
Maine State Housing Authority, Mortgage Purchase
Series A-1, Rev., AMT, 4.50%, 11/15/2028	25	25
Series B, Rev., AMT, 4.00%, 11/15/2043	30	31
Series A, Rev., 4.00%, 11/15/2045	370	392

Total Maine		2,219

Maryland — 1.1%
County of Baltimore, McDonogh School Facility
Series 2019B, Rev., 3.00%, 9/1/2024	320	331
Series 2019B, Rev., 3.00%, 9/1/2025	475	491
County of Baltimore, Riderwood Village, Inc., Project
Rev., 4.00%, 1/1/2032	475	546
Rev., 4.00%, 1/1/2033	600	689
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2029	150	188
Rev., 5.00%, 6/1/2031	175	226
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	940	1,018

Total Maryland		3,489

Massachusetts — 6.4%
Massachusetts Bay Transportation Authority, Sales Tax
Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	2,127
Series 2012B-1, Rev., 5.00%, 7/1/2033	3,015	3,999
Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.25%, 8/1/2024	3,000	3,471
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2029	150	194
Series 2021G, Rev., 5.00%, 7/1/2030	150	197
Massachusetts Educational Financing Authority Series 2016J, Rev., AMT, 5.00%, 7/1/2021	1,000	1,004
Massachusetts Health and Educational Facilities Authority, Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,190
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	75	78
Series 183, Rev., 3.50%, 12/1/2046	175	186
Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,205	1,333
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,932
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,684

Total Massachusetts		20,395

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($000)	Value ($000)
Michigan — 1.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2030	475	586
Series 2021A, GO, 5.00%, 4/1/2031	215	269
Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	699
Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	605	648
Michigan Strategic Fund, The Detroit Edison Co. Series CC, Rev., 1.45%, 9/1/2021(f)	570	572
Western Michigan University, Tax Exempt
Series 2021A, Rev., AGM, 5.00%, 11/15/2028	105	134
Series 2021A, Rev., AGM, 5.00%, 11/15/2029	100	131
Series 2021A, Rev., AGM, 5.00%, 11/15/2030	100	132

Total Michigan		3,171

Minnesota — 2.5%
City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,278
City of St. Paul Minnesota, Housing and Redevelopment Authority, Hmong College Prep Academy Project
Rev., 5.00%, 9/1/2040	605	731
Rev., 5.00%, 9/1/2043	1,000	1,198
City of Woodbury, Charter School Lease
Series 2021A, Rev., 4.00%, 7/1/2031	175	197
Series 2021A, Rev., 4.00%, 7/1/2041	445	489
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	40	40
Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	55	55
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	160	160
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2021	5	5
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,023
Rev., 5.25%, 8/1/2025	1,070	1,078
Rev., 5.25%, 8/1/2026	825	832
Minnesota Housing Finance Agency, Residential Housing Finance
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	5	5
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	500	538
Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027	300	365
State of Minnesota, Various Purpose Series A, GO, 5.00%, 10/1/2021(g)	35	36

Total Minnesota		8,030

Mississippi — 0.5%
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,315	1,452

Missouri — 1.4%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,269
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	940	994
Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,875	2,068

Total Missouri		4,331

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($000)	Value ($000)
Nebraska — 0.6%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,173
Rev., 5.00%, 7/1/2031	720	826

Total Nebraska		1,999

Nevada — 0.4%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2026	555	670
Rev., 5.00%, 9/1/2029	620	760

Total Nevada		1,430

New Hampshire — 2.3%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,083
Rev., NATL-RE, 5.50%, 6/1/2027	900	1,140
New Hampshire Business Finance Authority, Springpoint Senior Living Project
Rev., 4.00%, 1/1/2026	265	304
Rev., 4.00%, 1/1/2027	250	292
Rev., 4.00%, 1/1/2028	290	336
Rev., 4.00%, 1/1/2031	290	330
Rev., 4.00%, 1/1/2041	750	836

Total New Hampshire		7,321

New Jersey — 4.5%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2029	100	129
Series 2021A, Rev., AGM, 5.00%, 7/1/2030	100	131
Series 2021A, Rev., AGM, 5.00%, 7/1/2031	100	134
Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	79
Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	99
Series 2021A, Rev., AGM, 4.00%, 7/1/2036	100	121
Series 2021A, Rev., AGM, 4.00%, 7/1/2037	75	90
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,416
Essex County Improvement Authority, CHF-Newark, LLC, NJIT Student Housing Project Series 2021A, Rev., 5.00%, 8/1/2033	170	226
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project
Rev., 4.00%, 7/15/2023(b)	115	122
Rev., 4.00%, 7/15/2025(b)	370	406
Rev., 4.00%, 7/15/2027(b)	400	452
Rev., 4.00%, 7/15/2029(b)	430	494
Rev., 4.00%, 7/15/2030(b)	200	231
New Jersey Economic Development Authority, School Facilities Construction
Rev., 5.00%, 6/15/2030	270	348
Rev., 5.00%, 6/15/2033	300	387
New Jersey Educational Facilities Authority, Stevens Institute of Technology
Series 2020A, Rev., 5.00%, 7/1/2033	350	447
Series 2020A, Rev., 5.00%, 7/1/2034	280	356
New Jersey Health Care Facilities Financing Authority, University Hospital Issue
Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,051
Series A, Rev., AGM, 5.00%, 7/1/2023	820	901
Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,293
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	2,016
Series A, Rev., 5.00%, 12/1/2024	1,100	1,269
New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022(f)	1,000	1,011
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	885	997

Total New Jersey		14,206

New Mexico — 0.4%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,105	1,226

New York — 4.9%
Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	860	875
Metropolitan Transportation Authority Series 2017B, Rev., 5.00%, 11/15/2021	1,300	1,328
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,068

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2029	1,000	1,265
New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 5.00%, 1/1/2031	500	666
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,180
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,631
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	2,009
Port Authority of New York & New Jersey Series 194, Rev., 5.00%, 10/15/2030	2,000	2,381
State of New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	785	836
Series 195, Rev., 4.00%, 10/1/2046	745	796
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 4.63%, 11/1/2031(b)	1,250	1,284
Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	405

Total New York		15,724

North Carolina — 1.4%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,230
North Carolina Capital Facilities Finance Agency, High Point University Rev., 5.00%, 5/1/2031	500	659
North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	645	720
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026(f)	500	602
North Carolina Medical Care Commission, Lutheran Services for Aging Series 2021A, Rev., 4.00%, 3/1/2031(c)	290	324
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2033	180	213
Rev., 4.00%, 9/1/2041	415	482
University of North Carolina at Charlotte (The)
Series 2020A, Rev., 5.00%, 10/1/2025	85	101
Series 2020A, Rev., 5.00%, 10/1/2027	200	252

Total North Carolina		4,583

North Dakota — 0.7%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2016D, Rev., 3.50%, 7/1/2046	315	337
Series D, Rev., 4.00%, 7/1/2046	880	930
Series 2017D, Rev., FHA, 4.00%, 1/1/2048	985	1,068

Total North Dakota		2,335

Ohio — 4.3%
American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds Series 2019A, Rev., 5.00%, 2/15/2035	825	1,038
Butler County Port Authority, Community First Solutions
Rev., 4.00%, 5/15/2037	210	244
Rev., 4.00%, 5/15/2038	110	128
Rev., 4.00%, 5/15/2039	115	134
Rev., 4.00%, 5/15/2040	115	133
Rev., 4.00%, 5/15/2041	125	145
County of Hardin, Economic Development Facilities Improvement Bonds, Ohio Northern University
Rev., 4.00%, 5/1/2026	240	247
Rev., 5.00%, 5/1/2030	250	275
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,814
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2028	125	156
Series 2021A, Rev., 5.00%, 12/1/2030	65	83
Series 2021A, Rev., 4.00%, 12/1/2035	150	176

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio Higher Educational Facility Commission, Case Western University Project
Series 2019C, Rev., 1.63%, 12/1/2026(f)	500	515
Series 2019B, Rev., 5.00%, 12/1/2031	750	975
Ohio Housing Finance Agency, First-Time Homebuyer Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	975	1,093
Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	570	614
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,459
Series B, Rev., 5.00%, 12/1/2029	1,615	1,936
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031(b)	245	249
University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	406

Total Ohio		13,820

Oklahoma — 0.1%
Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022(f)	200	202

Other — 0.3%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023(f)	925	927

Pennsylvania — 6.6%
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	772
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032	500	632
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 4.00%, 12/1/2024	345	388
Rev., 4.00%, 12/1/2025	250	289
Rev., 4.00%, 12/1/2026	250	295
Rev., 5.00%, 12/1/2027	200	254
Rev., 5.00%, 12/1/2035	175	226
Rev., 5.00%, 12/1/2036	185	237
Rev., 5.00%, 12/1/2037	200	256
City of Erie Higher Education Building Authority, Gannon University Project—Aicup Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	114
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	112
Delaware County Authority, Neumann University
Rev., 4.00%, 10/1/2022	200	209
Rev., 5.00%, 10/1/2023	240	262
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027(f)	3,350	4,099
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	377
Series 2021A, Rev., 4.00%, 5/1/2041	885	955
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	210
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	895	947
Series 122, Rev., AMT, 4.00%, 10/1/2046	295	318
Pennsylvania State University (The)
Series 2020E, Rev., 5.00%, 3/1/2029	710	927
Series 2020E, Rev., 5.00%, 3/1/2030	290	386
Series 2020E, Rev., 5.00%, 3/1/2031	710	940
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,244
Rev., AGM, 5.00%, 12/1/2026	1,550	1,892
Rev., AGM, 5.00%, 12/1/2027	680	838
Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,200	1,372
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project
Series 2021A, Rev., 4.00%, 11/15/2029	135	159

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021A, Rev., 4.00%, 11/15/2030	190	223
Series 2021A, Rev., 4.00%, 11/15/2031	195	227
Series 2021A, Rev., 4.00%, 11/15/2036	365	424
Series 2021A, Rev., 4.00%, 11/15/2041	370	421

Total Pennsylvania		21,005

South Carolina — 0.6%
South Carolina State Housing Finance and Development Authority
Series A, Rev., 4.00%, 1/1/2047	225	240
Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	585	631
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,181

Total South Carolina		2,052

South Dakota — 1.0%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	1,000	1,067
Series A, Rev., 4.00%, 5/1/2049	1,805	1,993

Total South Dakota		3,060

Tennessee — 1.2%
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,413
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,029
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., AMT, 4.00%, 7/1/2043	95	99
Rev., 3.50%, 1/1/2048	1,160	1,240

Total Tennessee		3,781

Texas — 4.9%
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2027	100	117
Series 2021A, Rev., 5.00%, 8/15/2028	40	47
Series 2021A, Rev., 4.00%, 8/15/2029	40	44
Series 2021A, Rev., 4.00%, 8/15/2030	40	44
Series 2021A, Rev., 4.00%, 8/15/2031	45	49
Arlington Higher Education Finance Corp., Kipp Texas, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2023	150	165
Rev., PSF-GTD, 5.00%, 8/15/2024	140	160
Rev., PSF-GTD, 5.00%, 8/15/2025	200	236
Rev., PSF-GTD, 5.00%, 8/15/2026	220	267
Rev., PSF-GTD, 5.00%, 8/15/2027	250	312
Arlington Higher Education Finance Corp., Newman International Academy
Rev., 4.00%, 8/15/2031	200	214
Rev., 5.00%, 8/15/2041	300	331
Boerne School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,303
Brazos Higher Education Authority, Inc., Tax-Exempt Student Loan Program
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	397
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	580
Central Texas Regional Mobility Authority, Senior Lien Rev., 5.00%, 1/1/2046	1,000	1,162
City of Austin, Water & Wastewater System Rev., 5.00%, 11/15/2027	665	845
Clear Creek Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 1.35%, 8/15/2022(f)	500	507
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	169
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,318
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	250
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250	301
Series 2017A, Rev., 5.00%, 10/15/2027	500	596
Midtown Redevelopment Authority
Rev., 4.00%, 1/1/2031	365	433
Rev., 4.00%, 1/1/2032	500	588

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180	234
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200	263
Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 1.60%, 8/1/2024(f)	345	357
Pasadena Independent School District, School Building, Unlimited Tax Series B, GO, PSF-GTD, 1.50%, 8/15/2024(f)	750	774
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	526
Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	900	999

Total Texas		15,588

Utah — 3.0%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 4.00%, 8/1/2030(b)	1,000	1,096
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,081
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031(b)	535	555
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	890	953
Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,457
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,267

Total Utah		9,409

Vermont — 1.8%
Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	645	676
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,088
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,574
Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,481

Total Vermont		5,819

Virginia — 0.4%
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 3.00%, 10/1/2029	500	553
Rev., 3.00%, 10/1/2030	500	551
Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160	210

Total Virginia		1,314

Washington — 4.3%
FYI Properties, State of Washington District Project — Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,033
King County Housing Authority, Highland Village Project
Rev., 5.00%, 1/1/2027	125	152
Rev., 5.00%, 1/1/2028	125	154
Rev., 5.00%, 1/1/2029	125	157
Rev., 4.00%, 1/1/2031	330	395
Rev., 4.00%, 1/1/2034	500	591
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,285
Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	878
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Rev., 5.00%, 1/1/2032(b)	1,100	1,257
Washington State Housing Finance Commission, Single Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	180	189
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	1,585	1,693

Total Washington		13,784

Wisconsin — 3.5%
Public Finance Authority, The Carmelite System, Inc., Obligated Group
Rev., 3.25%, 1/1/2025	580	625
Rev., 3.25%, 1/1/2026	1,545	1,683

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	285
Rev., 5.00%, 7/1/2025	250	295
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2022(g)	520	550
Series 2017A, Rev., 5.00%, 9/1/2023(g)	550	607
Series 2017A, Rev., 5.00%, 9/1/2024(g)	580	664
Series 2017A, Rev., 5.00%, 9/1/2025(g)	235	278
Series 2017A, Rev., 5.00%, 9/1/2026(g)	385	468
Series 2017A, Rev., 5.00%, 9/1/2027(g)	785	978
Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin
Rev., 4.00%, 2/1/2022	280	285
Rev., 4.00%, 2/1/2023	280	294
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	488
Series C, Rev., 5.00%, 2/15/2028	575	692
Series C, Rev., 5.00%, 2/15/2029	375	449
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,472
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	949

Total Wisconsin		11,062

Wyoming — 0.6%
Wyoming Community Development Authority
Series 5, Rev., 4.00%, 12/1/2046	675	733
Series 2020-2, Rev., 3.00%, 6/1/2049	1,000	1,090

Total Wyoming		1,823

TOTAL MUNICIPAL BONDS (Cost $296,822)		312,872

	Shares (000)
SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(h)(i) (Cost $10,522)	10,519	10,524

Total Investments — 101.6% (Cost $307,344)		323,396
Liabilities in Excess of Other Assets — (1.6)%		(4,938)

Net Assets — 100.0%		318,458

Percentages indicated are based on net assets.

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(e)	Amount rounds to less than one thousand.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(g)	Security is prerefunded or escrowed to maturity.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,310	$—		$1,310
Alaska	—	521	—		521
Arizona	—	6,552	—		6,552
California	—	14,796	—		14,796
Colorado	—	11,669	—	(a)	11,669
Connecticut	—	7,338	—		7,338
Delaware	—	2,786	—		2,786
District of Columbia	—	7,464	—		7,464
Florida	—	26,635	—		26,635
Georgia	—	5,442	—		5,442
Guam	—	746	—		746
Illinois	—	14,690	—		14,690
Indiana	—	11,622	—		11,622
Iowa	—	3,815	—		3,815
Louisiana	—	1,929	—		1,929
Maine	—	2,219	—		2,219
Maryland	—	3,489	—		3,489
Massachusetts	—	20,395	—		20,395
Michigan	—	3,171	—		3,171
Minnesota	—	8,030	—		8,030
Mississippi	—	1,452	—		1,452
Missouri	—	4,331	—		4,331
Nebraska	—	1,999	—		1,999
Nevada	—	1,430	—		1,430
New Hampshire	—	7,321	—		7,321
New Jersey	—	14,206	—		14,206
New Mexico	—	1,226	—		1,226
New York	—	15,724	—		15,724
North Carolina	—	4,583	—		4,583
North Dakota	—	2,335	—		2,335
Ohio	—	13,820	—		13,820
Oklahoma	—	202	—		202
Other	—	927	—		927
Pennsylvania	—	21,005	—		21,005
South Carolina	—	2,052	—		2,052
South Dakota	—	3,060	—		3,060
Tennessee	—	3,781	—		3,781
Texas	—	15,588	—		15,588
Utah	—	9,409	—		9,409
Vermont	—	5,819	—		5,819
Virginia	—	1,314	—		1,314
Washington	—	13,784	—		13,784
Wisconsin	—	11,062	—		11,062
Wyoming	—	1,823	—		1,823

Total Municipal Bonds	—	312,872	—	(a)	312,872

Short-Term Investments
Investment Companies	10,524	—	—		10,524

Total Investments in Securities	$10,524	$312,872	$—	(a)	$323,396

(a)	Amount rounds to less than one thousand.

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at May 31, 2021	Shares at May 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$1,085	$33,284	$23,845	$—	(c)	$—	(c)	$10,524	10,519	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.
(c)	Amount rounds to less than one thousand.